Consolidated statement of changes in equity - USD ($) $ in Millions		Shareholders' equity Discontinued US operations	Shareholders' equity Discontinued UK and Europe operations	[1]	Shareholders' equity	Share capital	Share premium	Retained earnings Discontinued US operations	Retained earnings Discontinued UK and Europe operations	[1]	Retained earnings	Translation reserve Discontinued operations	Translation reserve Discontinued US operations	Translation reserve Discontinued UK and Europe operations	[1]	Translation reserve	Available-for-sale securities reserves Discontinued US operations	Available-for-sale securities reserves	Non-controlling interests Discontinued US operations	Non-controlling interests	Discontinued US operations	Discontinued UK and Europe operations	[1]	Total
Reserves
Profit for the year					$ 2,329						$ 2,329									$ 9				$ 2,338
Exchange movements on foreign operations					135											$ 135								135
Net unrealised valuation movements net of related change in amortisation of deferred acquisition costs and related tax																				2				2
Shareholders' share of actuarial gains and losses on defined benefit pension schemes, net of related tax					(89)						(89)													(89)
Other comprehensive income (loss)					46						(89)					135				2				48
Total comprehensive income (loss) from continuing operations					2,375						2,240					135				11				2,386
Total comprehensive loss (income) from discontinued operations		$ 2,294	$ 1,710					$ (385)	$ (1,098)			$ 2,808		$ 2,808			$ 2,679				$ 2,294	$ 1,710
Total comprehensive (loss) income for the year					6,379						757					2,943		$ 2,679		11				6,390
Demerger dividend in specie					(7,379)						(7,379)													(7,379)
Dividends					(1,634)						(1,634)													(1,634)
Reserve movements in respect of share-based payments					64						64													64
Effect of transactions relating to non-controlling interests					(143)						(143)									158				15
Share capital and share premium
New share capital subscribed					22		$ 22																	22
Foreign exchange translation differences due to change in presentation currency					107	$ 6	101																	107
Treasury shares
Movement in own shares in respect of share-based payment plans					38						38													38
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS					55						55													55
Net increase (decrease) in equity					(2,491)	6	123				(8,242)					2,943		2,679		169				(2,322)
Balance at beginning of year at Dec. 31, 2018					21,968	166	2,502				21,817					(2,050)		(467)		23				21,991
Balance at end of year at Dec. 31, 2019					19,477	172	2,625				13,575					893		2,212		192				19,669
Reserves
Profit for the year					2,458						2,458									10				2,468
Exchange movements on foreign operations					239											239				(6)				233
Total comprehensive income (loss) from continuing operations					2,697						2,458					239				4				2,701
Total comprehensive loss (income) from discontinued operations		(40)						(340)									300		$ 49		9
Total comprehensive (loss) income for the year					2,657						2,118					239		300		53				2,710
Dividends					(814)						(814)									(18)				(832)
Reserve movements in respect of share-based payments					89						89													89
Effect of transactions relating to non-controlling interests	[2]				(484)						(484)									1,014				530
Share capital and share premium
New share capital subscribed					13	1	12																	13
Treasury shares
Movement in own shares in respect of share-based payment plans					(60)						(60)													(60)
Net increase (decrease) in equity					1,401	1	12				849					239		300		1,049				2,450
Balance at end of year at Dec. 31, 2020					20,878	173	2,637				14,424					1,132		2,512		1,241				22,119
Reserves
Profit for the year					2,192						2,192									22				2,214
Exchange movements on foreign operations					(165)											(165)				(15)				(180)
Valuation movements on retained interest in Jackson classified as available-for-sale securities					250													250						250
Total comprehensive income (loss) from continuing operations					2,277						2,192					(165)		250		7				2,284
Total comprehensive loss (income) from discontinued operations		$ (6,283)						$ (4,234)					$ 463				$ (2,512)		$ (785)		$ (7,068)
Total comprehensive (loss) income for the year					(4,006)						(2,042)					298		(2,262)		(778)				(4,784)
Demerger dividend in specie					(1,735)						(1,735)													(1,735)
Dividends					(421)						(421)									(9)				(430)
Reserve movements in respect of share-based payments					46						46													46
Effect of transactions relating to non-controlling interests	[2]				(32)						(32)									(278)				(310)
Share capital and share premium
New share capital subscribed					2,382	9	2,373																	2,382
Treasury shares
Movement in own shares in respect of share-based payment plans					(24)						(24)													(24)
Net increase (decrease) in equity					(3,790)	9	2,373				(4,208)					298		(2,262)		(1,065)				(4,855)
Balance at end of year at Dec. 31, 2021					$ 17,088	$ 182	$ 5,010				$ 10,216					$ 1,430		$ 250		$ 176				$ 17,264

[1]	The $2,808 million movement in translation reserve from discontinued operations was recognised in other comprehensive income and represented an exchange gain of $140 million on translating the results from discontinued operations during the period of ownership in 2019 and the recycling of the cumulative exchange loss of $2,668 million through the profit or loss upon the demerger. The Group's accounting principles on foreign exchange translation are described in note A1.
[2]	The $(278) million in 2021 relates to the derecognition of Athene’s non-controlling interest upon the demerger of Jackson. The 2020 amount of $1,014 million related to the equity investment by Athene Life Re Ltd. into the discontinued US operations in July 2020